Non-current financial debt (Details 1) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Straight bonds	$ 24,112			$ 20,585
3.7% USD 500 million bond 2012/2042 of Novartis Capital Corporation, New York United States, issued at 98.325% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.70%	3.70%	3.70%
Borrowings, original currency	USD
Notional amount	$ 500
Borrowings, issuance year	2012
Borrowings, maturity year	2042
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	98.325%
Straight bonds	$ 491			491
3.4% USD 2 150 million bond 2014/2024 of Novartis Capital Corporation, New York United States, issued at 99.287% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.40%	3.40%	3.40%
Borrowings, original currency	USD
Notional amount	$ 2,150
Borrowings, issuance year	2014
Borrowings, maturity year	2024
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.287%
Straight bonds				2,150
4.4% USD 1 850 million bond 2014/2044 of Novartis Capital Corporation, New York United States, issued at 99.196% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.40%	4.40%	4.40%
Borrowings, original currency	USD
Notional amount	$ 1,850
Borrowings, issuance year	2014
Borrowings, maturity year	2044
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.196%
Straight bonds	$ 1,828			1,828
1.625% EUR 600 million bond 2014/2026 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 99.697% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.625%	1.625%	1.625%
Borrowings, original currency	EUR
Notional amount | €		€ 600
Borrowings, issuance year	2014
Borrowings, maturity year	2026
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.697%
Straight bonds	$ 624			663
0.25% CHF 500 million bond 2015/2025 of Novartis AG Basel Switzerland, issued at 100.64% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.25%	0.25%	0.25%
Borrowings, original currency	CHF
Notional amount | SFr			SFr 500
Borrowings, issuance year	2015
Borrowings, maturity year	2025
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.64%
Straight bonds	$ 553			595
0.625% CHF 550 million bond 2015/2029 of Novartis AG Basel Switzerland, issued at 100.502% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.625%	0.625%	0.625%
Borrowings, original currency	CHF
Notional amount | SFr			SFr 550
Borrowings, issuance year	2015
Borrowings, maturity year	2029
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.502%
Straight bonds	$ 609			654
1.050% CHF 325 million bond 2015/2035 of Novartis AG Basel Switzerland, issued at 100.479% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.05%	1.05%	1.05%
Borrowings, original currency	CHF
Notional amount | SFr			SFr 325
Borrowings, issuance year	2015
Borrowings, maturity year	2035
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.479%
Straight bonds	$ 360			387
3.0% USD 1 750 million bond 2015/2025 of Novartis Capital Corporation, New York United States, issued at 99.010% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.00%	3.00%	3.00%
Borrowings, original currency	USD
Notional amount	$ 1,750
Borrowings, issuance year	2015
Borrowings, maturity year	2025
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.01%
Straight bonds	$ 1,748			1,745
4.0% USD 1 250 million bond 2015/2045 of Novartis Capital Corporation, New York United States, issued at 98.029% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.00%	4.00%	4.00%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, issuance year	2015
Borrowings, maturity year	2045
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	98.029%
Straight bonds	$ 1,223			1,222
0.625% EUR 500 million bond 2016/2028 of Novartis Finance S.A. Luxembourg, Luxembourg, issued at 98.48% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.625%	0.625%	0.625%
Borrowings, original currency	EUR
Notional amount | €		€ 500
Borrowings, issuance year	2016
Borrowings, maturity year	2028
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	98.48%
Straight bonds	$ 518			549
3.100% USD 1'000 million 2017/2027 of Novartis Capital Corporation, New York, United States, issued at 99.109% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.10%	3.10%	3.10%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2017
Borrowings, maturity year	2027
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.109%
Straight bonds	$ 997			995
1.125% EUR 600 million 2017/2027 of Novartis Finance S.A., Luxembourg, Luxembourg, issued at 99.874% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.125%	1.125%	1.125%
Borrowings, original currency	EUR
Notional amount | €		€ 600
Borrowings, issuance year	2017
Borrowings, maturity year	2027
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.874%
Straight bonds	$ 624			662
1.375% EUR 750 million 2018/2030 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.957% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.375%	1.375%	1.375%
Borrowings, original currency	EUR
Notional amount | €		€ 750
Borrowings, issuance year	2018
Borrowings, maturity year	2030
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.957%
Straight bonds	$ 779			828
1.700% EUR 750 million 2018/2038 of Novartis Finance S.A., Luxembourg, Luxembourg issued at 99.217% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.70%	1.70%	1.70%
Borrowings, original currency	EUR
Notional amount | €		€ 750
Borrowings, issuance year	2018
Borrowings, maturity year	2038
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.217%
Straight bonds	$ 774			823
1.750% USD 1 000 million 2020/2025 Novartis Capital Corporation, New York, United States, issued at 99.852% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.75%	1.75%	1.75%
Borrowings, original currency	USD
Notional amount	$ 1,000
Borrowings, issuance year	2020
Borrowings, maturity year	2025
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.852%
Straight bonds	$ 1,000			999
2.000% USD 1 250 million 2020/2027 Novartis Capital Corporation, New York, United States, issued at 99.909% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.00%	2.00%	2.00%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, issuance year	2020
Borrowings, maturity year	2027
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.909%
Straight bonds	$ 1,248			1,247
2.200% USD 1 500 million 2020/2030 Novartis Capital Corporation, New York, United States, issued at 99.869% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.20%	2.20%	2.20%
Borrowings, original currency	USD
Notional amount	$ 1,500
Borrowings, issuance year	2020
Borrowings, maturity year	2030
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.869%
Straight bonds	$ 1,496			1,495
2.750% USD 1 250 million 2020/2050 Novartis Capital Corporation, New York, United States, issued at 97.712% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	2.75%	2.75%	2.75%
Borrowings, original currency	USD
Notional amount	$ 1,250
Borrowings, issuance year	2020
Borrowings, maturity year	2050
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	97.712%
Straight bonds	$ 1,217			1,216
0.000% 1 EUR 1 850 million 2020/2028 Novartis Finance S.A., Luxembourg, Luxembourg, issued at 99.354% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	0.00%	0.00%	0.00%
Borrowings, original currency	EUR
Notional amount | €		€ 1,850
Borrowings, issuance year	2020
Borrowings, maturity year	2028
Borrowings, issuer	Novartis Finance S.A., Luxembourg, Luxembourg
Borrowings, issue price	99.354%
Straight bonds	$ 1,918			$ 2,036
Borrowings interest rate step up	25.00%	25.00%	25.00%
1.600% CHF 650 million 2024/2027 Novartis AG, Basel, Switzerland, issued at 100.138% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.60%	1.60%	1.60%
Borrowings, original currency	CHF
Notional amount | €		€ 650
Borrowings, issuance year	2024
Borrowings, maturity year	2027
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.138%
Straight bonds	$ 719
1.650% CHF 435 million 2024/2031 Novartis AG, Basel, Switzerland, issued at 100.148% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.65%	1.65%	1.65%
Borrowings, original currency	CHF
Notional amount | €		€ 435
Borrowings, issuance year	2024
Borrowings, maturity year	2031
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.148%
Straight bonds	$ 481
1.750% CHF 645 million 2024/2034 Novartis AG, Basel, Switzerland, issued at 100.229% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.75%	1.75%	1.75%
Borrowings, original currency	CHF
Notional amount | €		€ 645
Borrowings, issuance year	2024
Borrowings, maturity year	2034
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.229%
Straight bonds	$ 714
1.850% CHF 280 million 2024/2040 Novartis AG, Basel, Switzerland, issued at 100.268% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.85%	1.85%	1.85%
Borrowings, original currency	CHF
Notional amount | €		€ 280
Borrowings, issuance year	2024
Borrowings, maturity year	2040
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.268%
Straight bonds	$ 310
1.850% CHF 190 million 2024/2049 Novartis AG, Basel, Switzerland, issued at 100.149% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	1.85%	1.85%	1.85%
Borrowings, original currency	CHF
Notional amount | €		€ 190
Borrowings, issuance year	2024
Borrowings, maturity year	2049
Borrowings, issuer	Novartis AG, Basel, Switzerland
Borrowings, issue price	100.149%
Straight bonds	$ 210
3.800% USD 1 000 million 2024/2029 Novartis Capital Corporation, New York, United States, issued at 99.757% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	3.80%	3.80%	3.80%
Borrowings, original currency	USD
Notional amount | €		€ 1,000
Borrowings, issuance year	2024
Borrowings, maturity year	2029
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.757%
Straight bonds	$ 995
4.000% USD 850 million 2024/2031 Novartis Capital Corporation, New York, United States, issued at 99.565% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.00%	4.00%	4.00%
Borrowings, original currency	USD
Notional amount | €		€ 850
Borrowings, issuance year	2024
Borrowings, maturity year	2031
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.565%
Straight bonds	$ 844
4.200% USD 1 100 million 2024/2034 Novartis Capital Corporation, New York, United States, issued at 99.282% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.20%	4.20%	4.20%
Borrowings, original currency	USD
Notional amount | €		€ 1,100
Borrowings, issuance year	2024
Borrowings, maturity year	2034
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.282%
Straight bonds	$ 1,088
4.700% USD 750 million 2024/2054 Novartis Capital Corporation, New York, United States, issued at 99.936% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, coupon	4.70%	4.70%	4.70%
Borrowings, original currency	USD
Notional amount | €		€ 750
Borrowings, issuance year	2024
Borrowings, maturity year	2054
Borrowings, issuer	Novartis Capital Corporation, New York, United States
Borrowings, issue price	99.936%
Straight bonds	$ 744